UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03907

                     The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       3435 Stelzer Road, Columbus, OH               43219
--------------------------------------------------------------------------------
       (Address of principal executive offices)    (Zip code)

           Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886

Date of fiscal year end: February 28,2009

Date of reporting period: February 28, 2009

Item 1. Reports to Stockholders.

------------------------------                    ------------------------------
                                     [LOGO]
                                 EMPIRE BUILDER
                              --------------------
Dear Shareholder,

      We are pleased to present The Empire Builder Tax Free Bond Fund Annual Report for the fiscal year ended February 28, 2009.

      For the past year, the Builder class was up 5.01% while the Premier Class was up 5.19%. The economy has entered a severe recession, and is still troubled by the global financial crisis, including the subprime mortgage industry, the housing market and the stock market. In response to these troubled markets, the Federal Reserve Board cut the Federal Fund Rate four times, which now stands at a record low of between 0% and 0.25%.

      The housing and subprime markets continue to negatively impact the stock market, as well as other credit markets. The U.S. Treasuries market has seen higher activity due to investors seeking safety. We believe that this activity has left the municipal bond market looking extremely attractive compared to Treasuries. For example, the 10-year Treasury is yielding 2.68% while a 10-year AAA-rated municipal bond is yielding 3.19% (as of March 23, 2009). As the right opportunities present themselves, we will look to extend the duration of the portfolio to enhance returns, while seeking to protect principal. We will focus on increasing the yield of the Fund while maintaining the high credit quality of the bonds it holds.

      In our opinion, The Empire Builder Tax Free Bond Fund is well-positioned for the next year. Its no-load structure continues to offer value to the shareholder because there is no charge to purchase units. We believe that because of the current disparity between the yields on municipal bonds and Treasuries, it is an excellent time to purchase additional shares of the Empire Builder Tax-Free Bond Fund through our automatic investment program (also known as "dollar cost averaging"*), which helps shareholders follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate in the automatic investment program. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus
-----------------------
Seth M. Glickenhaus
President

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

This report must be preceded or accompanied by a prospectus. For more complete information on the Fund, including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions (if any) or on the redemption of Fund shares. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information for the most recent month end, please call 1-800-847-5886.

For more complete information on The Empire Builder Tax Free Bond Fund, you may request additional prospectuses by calling 1-800-847-5886. You should consider the Fund's investment objectives, risk, charges and expenses carefully before you invest. Information about these and other important information is in the Fund's prospectus which you should read carefully before investing.

Not FDIC insured. May lose value. No bank guarantee.

------------------------------                    ------------------------------
                                     [LOGO]
                                 EMPIRE BUILDER
                              --------------------

Market Conditions during the Fund's most recent fiscal year

      As we mentioned last year, the 10-year Treasury bond is the leading benchmark for long-term interest rates. Interest rates in the 10-year Government Bond Market for the fiscal year ended February 28, 2009 began at approximately 3.539% and ended at 3.017%. It was a very volatile market this year and the 10-year Treasury traded in a range of approximately 2.076% to 4.245%. Throughout the year, we saw dramatic shifts in the interest rate of the 10-year Treasury bond.

      We try to enhance the value of the Fund whenever possible. We continue to manage the Fund conservatively, while seeking to take advantage of opportunities that arise in the marketplace due to interest rate movements and quality enhancements.

      The following graphs illustrate the total return based on a $10,000 investment in Builder Class shares of the Fund made March 1, 1999, and a $20,000* investment in Premier Class shares of the Fund made March 1, 1999, held in each through February 28, 2009, as well as the performance of the Barclays Capital Municipal Bond Index (formerly, Lehman Municipal Bond Index), the Fund's benchmark, over the same period.

      The Barclays Capital Municipal Bond Index includes 25,000 long-term, investment grade, municipal bonds. In the opinion of Glickenhaus & Co., the Fund's adviser, this index most accurately represents the performance of the broad municipal bond market. However, there are substantial differences between the index and the Fund. First, the index covers municipal bonds nationwide, whereas the Fund invests only in New York tax exempt bonds. Second, the index does not reflect the fees and expenses of the Fund or the cost and expenses of actually obtaining the underlying bonds. Third, the index had a higher level of volatility than the Fund during the ten years ended December 31, 2008, as measured by Beta. Finally, the index represents an unmanaged portfolio whereas the Fund is professionally managed. Indexes are unmanaged and one cannot invest directly in an index.

      The performance date on the following pages assumes that all dividends and distributions are reinvested at net asset value. Return calculations do not reflect taxes a shareholder would pay on Fund distributions (if any) or on the redemption of Fund shares. The performance data quoted represents past performance and future returns may be higher or lower. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* The minimum initial investment into the Premier Class is $20,000

             Past performance is not a guarantee of future results.

[The following information was depicted as a line chart in the printed material]

                                                        Empire
                                                        Builder
                                                       Tax Free
                               Barclays Capital        Bond Fund
                   Date      Municipal Bond Index    Builder Class
               ----------    --------------------    -------------
                2/28/1999          10,000               10,000
                3/31/1999          10,014               10,003
                4/30/1999          10,039               10,016
                5/31/1999           9,981                9,922
                6/30/1999           9,837                9,770
                7/31/1999           9,873                9,784
                8/31/1999           9,794                9,661
                9/30/1999           9,798                9,627
               10/31/1999           9,692                9,443
               11/30/1999           9,795                9,606
               12/31/1999           9,722                9,475
                1/31/2000           9,679                9,402
                2/29/2000           9,792                9,561
                3/31/2000          10,006                9,827
                4/30/2000           9,947                9,723
                5/31/2000           9,895                9,661
                6/30/2000          10,157                9,957
                7/31/2000          10,298               10,101
                8/31/2000          10,457               10,269
                9/30/2000          10,403               10,185
               10/31/2000          10,516               10,318
               11/30/2000          10,596               10,427
               12/31/2000          10,858               10,767
                1/31/2001          10,965               10,803
                2/28/2001          11,000               10,818
                3/31/2001          11,099               10,935
                4/30/2001          10,978               10,794
                5/31/2001          11,096               10,899
                6/30/2001          11,171               10,967
                7/31/2001          11,336               11,159
                8/31/2001          11,523               11,321
                9/30/2001          11,484               11,195
               10/31/2001          11,621               11,346
               11/30/2001          11,523               11,244
               12/31/2001          11,414               11,091
                1/31/2002          11,612               11,301
                2/28/2002          11,752               11,439
                3/31/2002          11,522               11,196
                4/30/2002          11,747               11,408
                5/31/2002          11,818               11,424
                6/30/2002          11,943               11,534
                7/31/2002          12,097               11,672
                8/31/2002          12,242               11,842
                9/30/2002          12,510               12,135
               10/31/2002          12,303               11,916
               11/30/2002          12,252               11,825
               12/31/2002          12,510               12,087
                1/31/2003          12,479               12,032
                2/28/2003          12,653               12,196
                3/31/2003          12,661               12,207
                4/30/2003          12,744               12,326
                5/31/2003          13,043               12,629
                6/30/2003          12,987               12,537
                7/31/2003          12,533               12,084
                8/31/2003          12,626               12,171
                9/30/2003          12,998               12,517
               10/31/2003          12,932               12,389
               11/30/2003          13,067               12,472
               12/31/2003          13,175               12,557
                1/31/2004          13,251               12,591
                2/29/2004          13,450               12,703
                3/31/2004          13,403               12,670
                4/30/2004          13,086               12,460
                5/31/2004          13,038               12,450
                6/30/2004          13,086               12,478
                7/31/2004          13,258               12,599
                8/31/2004          13,524               12,768
                9/30/2004          13,595               12,806
               10/31/2004          13,712               12,850
               11/30/2004          13,599               12,769
               12/31/2004          13,765               12,828
                1/31/2005          13,894               12,874
                2/28/2005          13,848               12,844
                3/31/2005          13,760               12,790
                4/30/2005          13,977               12,887
                5/31/2005          14,076               12,928
                6/30/2005          14,164               12,975
                7/31/2005          14,100               12,943
                8/31/2005          14,242               13,013
                9/30/2005          14,146               12,966
               10/31/2005          14,060               12,915
               11/30/2005          14,128               12,953
               12/31/2005          14,249               13,025
                1/31/2006          14,288               13,042
                2/28/2006          14,383               13,110
                3/31/2006          14,284               13,019
                4/30/2006          14,279               13,016
                5/31/2006          14,343               13,060
                6/30/2006          14,289               12,990
                7/31/2006          14,459               13,147
                8/31/2006          14,673               13,303
                9/30/2006          14,776               13,374
               10/31/2006          14,868               13,448
               11/30/2006          14,992               13,557
               12/31/2006          14,939               13,477
                1/31/2007          14,901               13,436
                2/28/2007          15,097               13,561
                3/31/2007          15,060               13,513
                4/30/2007          15,105               13,523
                5/31/2007          15,038               13,489
                6/30/2007          14,960               13,445
                7/31/2007          15,076               13,527
                8/31/2007          15,011               13,500
                9/30/2007          15,233               13,635
               10/31/2007          15,301               13,662
               11/30/2007          15,398               13,767
               12/31/2007          15,441               13,791
                1/31/2008          15,636               13,926
                2/29/2008          14,920               13,534
                3/31/2008          15,346               13,773
                4/30/2008          15,526               13,870
                5/31/2008          15,620               13,929
                6/30/2008          15,444               13,855
                7/31/2008          15,502               13,909
                8/31/2008          15,684               14,005
                9/30/2008          14,948               13,686
               10/31/2008          14,796               13,668
               11/30/2008          14,843               13,699
               12/31/2008          15,059               13,882
                1/31/2009          15,610               14,185
                2/28/2009          15,692               14,212

                    Average Annual Total Return (Unaudited)
                          Empire Builder-Builder Class

                                                                                       Expense
                                                      1 Year    5 Years    10 Years     Ratio*
----------------------------------------------------------------------------------------------
Empire Builder Tax Free Bond Fund -- Builder Class    5.01%      2.27%      3.58%       1.33%
----------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index                 5.18%      3.13%      4.61%         NA
----------------------------------------------------------------------------------------------

[The following information was depicted as a line chart in the printed material]

                                                        Empire
                                                        Builder
                                                       Tax Free
                               Barclays Capital        Bond Fund
                   Date      Municipal Bond Index    Premier Class
               ----------    --------------------    -------------
                2/28/1999           20,000              20,000
                3/31/1999           20,027              20,021
                4/30/1999           20,077              20,040
                5/31/1999           19,961              19,858
                6/30/1999           19,674              19,559
                7/31/1999           19,746              19,592
                8/31/1999           19,587              19,350
                9/30/1999           19,595              19,288
               10/31/1999           19,383              18,925
               11/30/1999           19,589              19,255
               12/31/1999           19,443              18,998
                1/31/2000           19,359              18,856
                2/29/2000           19,584              19,176
                3/31/2000           20,011              19,716
                4/30/2000           19,893              19,510
                5/31/2000           19,790              19,391
                6/30/2000           20,314              19,993
                7/31/2000           20,597              20,300
                8/31/2000           20,914              20,632
                9/30/2000           20,805              20,469
               10/31/2000           21,032              20,744
               11/30/2000           21,192              20,969
               12/31/2000           21,715              21,659
                1/31/2001           21,930              21,737
                2/28/2001           22,000              21,772
                3/31/2001           22,197              22,013
                4/30/2001           21,957              21,734
                5/31/2001           22,193              21,953
                6/30/2001           22,341              22,096
                7/31/2001           22,672              22,488
                8/31/2001           23,046              22,819
                9/30/2001           22,969              22,570
               10/31/2001           23,242              22,878
               11/30/2001           23,046              22,676
               12/31/2001           22,828              22,372
                1/31/2002           23,224              22,799
                2/28/2002           23,504              23,080
                3/31/2002           23,043              22,595
                4/30/2002           23,494              23,027
                5/31/2002           23,637              23,067
                6/30/2002           23,886              23,296
                7/31/2002           24,194              23,579
                8/31/2002           24,484              23,929
                9/30/2002           25,021              24,525
               10/31/2002           24,606              24,088
               11/30/2002           24,504              23,908
               12/31/2002           25,021              24,443
                1/31/2003           24,957              24,337
                2/28/2003           25,306              24,673
                3/31/2003           25,321              24,701
                4/30/2003           25,489              24,945
                5/31/2003           26,086              25,565
                6/30/2003           25,975              25,384
                7/31/2003           25,066              24,486
                8/31/2003           25,253              24,665
                9/30/2003           25,995              25,355
               10/31/2003           25,864              25,099
               11/30/2003           26,134              25,284
               12/31/2003           26,350              25,443
                1/31/2004           26,501              25,516
                2/29/2004           26,900              25,759
                3/31/2004           26,806              25,695
                4/30/2004           26,171              25,274
                5/31/2004           26,077              25,245
                6/30/2004           26,171              25,320
                7/31/2004           26,516              25,570
                8/31/2004           27,047              25,919
                9/30/2004           27,191              25,987
               10/31/2004           27,425              26,083
               11/30/2004           27,199              25,922
               12/31/2004           27,531              26,062
                1/31/2005           27,788              26,146
                2/28/2005           27,696              26,091
                3/31/2005           27,521              26,000
                4/30/2005           27,955              26,187
                5/31/2005           28,152              26,274
                6/30/2005           28,327              26,374
                7/31/2005           28,199              26,313
                8/31/2005           28,484              26,460
                9/30/2005           28,292              26,383
               10/31/2005           28,120              26,269
               11/30/2005           28,255              26,350
               12/31/2005           28,498              26,500
                1/31/2006           28,575              26,539
                2/28/2006           28,767              26,681
                3/31/2006           28,569              26,500
                4/30/2006           28,559              26,500
                5/31/2006           28,686              26,594
                6/30/2006           28,578              26,472
                7/31/2006           28,918              26,795
                8/31/2006           29,347              27,102
                9/30/2006           29,551              27,269
               10/31/2006           29,736              27,424
               11/30/2006           29,984              27,635
               12/31/2006           29,878              27,477
                1/31/2007           29,802              27,414
                2/28/2007           30,195              27,669
                3/31/2007           30,120              27,556
                4/30/2007           30,209              27,599
                5/31/2007           30,075              27,517
                6/30/2007           29,920              27,434
                7/31/2007           30,152              27,606
                8/31/2007           30,021              27,555
                9/30/2007           30,466              27,835
               10/31/2007           30,602              27,895
               11/30/2007           30,797              28,130
               12/31/2007           30,882              28,167
                1/31/2008           31,272              28,462
                2/29/2008           29,840              27,648
                3/31/2008           30,693              28,156
                4/30/2008           31,052              28,359
                5/31/2008           31,240              28,468
                6/30/2008           30,887              28,321
                7/31/2008           31,004              28,453
                8/31/2008           31,367              28,635
                9/30/2008           29,896              28,005
               10/31/2008           29,591              27,955
               11/30/2008           29,685              28,019
               12/31/2008           30,118              28,396
                1/31/2009           31,220              29,039
                2/28/2009           31,384              29,084

                    Average Annual Total Return (Unaudited)
                          Empire Builder-Premier Class

                                                                                       Expense
                                                      1 Year    5 Years    10 Years     Ratio*
----------------------------------------------------------------------------------------------
Empire Builder Tax Free Bond Fund -- Premier Class    5.19%      2.46%      3.82%       1.14%
----------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index                 5.18%      3.13%      4.61%         NA
----------------------------------------------------------------------------------------------

----------
* The above expense ratios are from the Fund's prospectus dated June 27, 2008. Additional information pertaining to the Fund's expense ratios for the year ended February 28, 2009 can be found in the Financial Highlights.

             Past performance is not a guarantee of future results.

Expense Examples (Unaudited):

      As a shareholder of The Empire Builder Tax Free Bond Fund, you incur two types of costs: (1) transaction costs, including exchange fees, and (2) ongoing costs, including management fees as well as other Fund expenses.

      These examples are intended to help you understand your ongoing costs (in dollars) of investing in The Empire Builder Tax Free Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 through February 28, 2009.

Actual Expenses

      The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                           Beginning         Ending         Expenses Paid       Expense Ratio
                                         Account Value    Account Value     During Period*      During Period
The Empire Builder Tax Free Bond Fund        9/1/08          2/28/09       9/1/08 - 2/28/09    9/1/08 - 2/28/09
-------------------------------------    -------------    -------------    ----------------    ----------------
Builder Class .......................      $1,000.00        $1,014.80           $6.89              1.38%
Premier Class .......................       1,000.00         1,015.70            6.15              1.23%

Hypothetical Example for Comparison Purposes

      The table below provides information about hypothetical account values and hypothetical expenses based on The Empire Builder Tax Free Bond Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           Beginning         Ending         Expenses Paid       Expense Ratio
                                         Account Value    Account Value     During Period*      During Period
The Empire Builder Tax Free Bond Fund        9/1/08          2/28/09       9/1/08 - 2/28/09    9/1/08 - 2/28/09
-------------------------------------    -------------    -------------    ----------------    ----------------
Builder Class                              $1,000.00        $1,017.95           $6.90              1.38%
Premier Class                               1,000.00         1,018.70            6.16              1.23%

Summary of Portfolio Holdings (Unaudited):

                                                                      Percent of
The Empire Builder Tax Free Bond Fund                                 Net Assets
-------------------------------------                                 ----------
New York State Agencies ..........................................       52.1%
Other New York State Bonds .......................................       20.1
New York City ....................................................       13.4
Short Term Investments ...........................................        4.6
Other New York State Agencies ....................................        4.0
                                                                         ----
                                                                         94.2%
                                                                         ====
----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                 Portfolio of Investments -- February 28, 2009

                                                                                            Principal     Fair Value
Credit Ratings**                                                                             Amount         (Note 2)
----------------                                                                            ----------    ----------
                   Municipal Securities (89.6%)
                   New York City (13.4%)
                   New York City, General Obligation
                     Series F1
   AA3/AA               3.000%, 11/15/2010, Non Callable .................................. $1,000,000    $ 1,016,080
                     Series E-1
   AA3/AA               6.250%, 10/15/2028, Callable 10/15/2018 @ 100 .....................  2,000,000      2,163,460
  AA3/AAA          New York City, Health & Hospitals Corp., Health System
                     Revenue, Series A, 5.500%, 2/15/2018,
                     Callable 2/15/2012 @ 100, (FSA) ......................................  1,000,000      1,043,550
                   New York City, Housing Development Corp., Multifamily
                     Housing Revenue, Series M
   AA2/AA               4.400%, 5/1/2014, Non Callable ....................................    165,000        169,148
   AA2/AA               4.450%, 11/1/2014, Non Callable ...................................    330,000        338,953
   AA2/AA               4.600%, 5/1/2015, Non Callable ....................................    340,000        349,860
   AA2/AA               4.650%, 11/1/2015, Non Callable ...................................    350,000        360,791
   AA2/AA               6.750%, 11/1/2033, Callable 11/1/18 @ 100 .........................  1,000,000      1,064,070
  AA1/AAA          New York City, Transitional Finance Authority, Series B,
                     4.750%, 11/15/2015, Continuous Callable 4/20/2009 @ 101 ..............  5,000,000      5,038,550
                                                                                                          -----------
                   Total New York City                                                                     11,544,462
                                                                                                          -----------
                   New York State Agencies (52.1%)
                   New York State Dormitory Authority (52.1%)
    A1/AA-         Construction City University Systems, Series A, 5.750%,
                     7/1/2009, Non callable, (FGIC-TCRS) ..................................  2,000,000      2,031,700
  BAA1/AA-         Mental Health Services Facilities Improvement, Series A,
                     5.000%, 2/15/2019, Callable 2/15/2015 @ 100, (AMBAC) .................  2,500,000      2,606,900
                   Montefiore Medical Center
  AA2/AAA            5.000%, 8/1/2022, Callable 2/1/2018 @ 100, (FHA) .....................  1,000,000      1,025,980
  AA2/AAA            5.000%, 8/1/2024, Callable 2/1/2018 @ 100, (FHA) .....................  1,000,000      1,011,420
    A1/AA-         Municipal Health Facilities, 5.000%, 1/15/2018, Non Callable ...........  2,000,000      2,199,640
  BAA1/AA-         New York Medical College, 5.250%, 7/1/2013, Continuous
                     Callable 4/20/2009 @ 101, (MBIA) .....................................  1,015,000      1,021,790
   AA3/AA-         New York University, Series 2, 5.500%, 7/1/2018,
                     Callable 7/1/2011 @ 100, (AMBAC) .....................................    500,000        520,415
                   Rochester Institute of Technology, Series A
    A1/NR            5.250%, 7/1/2016, Callable 7/1/2012 @ 100, (AMBAC) ...................  2,045,000      2,184,142
    A1/NR            5.250%, 7/1/2017, Callable 7/1/2012 @ 100, (AMBAC) ...................  2,155,000      2,294,601
    A2/AA-         School Districts Financing Program, Series D, 5.250%,
                     10/1/2023, Callable 10/1/2012 @ 100, (MBIA State
                     Aid Withholding) .....................................................  5,295,000      5,401,853

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                            Principal     Fair Value
Credit Ratings**   Municipal Securities -- continued                                          Amount       (Note 2)
----------------   ---------------------------------                                        ----------    ----------
                   New York State Dormitory Authority -- continued
  BAA1/AA-         Special Acts School Districts Program, 6.000%, 7/1/2019,
                     Callable 4/20/2009 @ 100, (MBIA) ..................................... $3,540,000    $ 3,539,611
                   St. Lawrence - Lewis BOCES
  AA3/AAA            4.000%, 8/15/2018, Callable 8/15/2017 @ 100,
                        (FSA State Aid Withholding) .......................................    100,000        105,273
  AA3/AAA            4.125%, 8/15/2020, Callable 8/15/2017 @ 100,
                        (FSA State Aid Withholding) .......................................    110,000        112,480
  AA3/AAA            4.250%, 8/15/2021, Callable 8/15/2017 @ 100,
                        (FSA State Aid Withholding) .......................................    100,000        101,632
   AA1/NR          State Mortgage Agency, Homeowner Mortgage Revenue,
                     Series 158, 6.600%, 10/1/2038, Callable 10/1/2018 @ 100 ..............    500,000        527,165
                   State Supported Debt, City University Construction 5th
                     Generation Resolution
                     Series A
   NR/AA-               5.000%, 7/1/2019, Callable 7/1/2018 @ 100 .........................  3,000,000      3,159,750
                     Series E
   NR/AA-               6.125%, 1/1/2031, Callable 1/1/19 @ 100 ...........................  1,500,000      1,576,095
   NR/AA-          State Supported Debt, Department of Education,
                     Series A, 5.000%, 7/1/2018, Callable 7/1/2016 @ 100 ..................  1,000,000      1,058,340
   NR/AA-          State Supported Debt, Mental Health Services Facilities
                     Improvement, Series F, 6.250%, 2/15/2031, Callable
                     8/15/2018 @ 100 ......................................................  1,500,000      1,593,330
                   Teachers College
    A1/NR            5.000%, 3/1/2024, Callable 3/1/19 @ 100 ..............................    250,000        251,955
    A1/NR            5.375%, 3/1/2029, Callable 3/1/19 @ 100 ..............................    500,000        500,190
  AA3/AAA          The New York & Presbyterian Hospital, Series A, 5.250%,
                     8/15/2010, Non- Callable, (FSA-FHA-INS) ..............................  4,000,000      4,198,000
   AA3/A+          University of Rochester, Series A1, 5.000%, 7/1/2019,
                     Callable 1/1/2017 @ 100 ..............................................  2,305,000      2,426,773
                   Upstate Community Colleges
                     Series B
    A1/AA-              5.250%, 7/1/2015, Callable 7/1/2014 @ 100, (FGIC) .................  3,140,000      3,498,274
                     Series A
  AA3/AAA               6.000%, 7/1/2019, Prerefunded 7/1/2010 @ 101, (FSA) ...............  1,000,000      1,078,000
  AA3/AAA               6.000%, 7/1/2020, Prerefunded 7/1/2010 @ 101, (FSA) ...............    845,000        910,910
                                                                                                          -----------
                   Total New York State Agencies ..........................................                44,936,219
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                            Principal     Fair Value
Credit Ratings**   Municipal Securities -- continued                                          Amount       (Note 2)
----------------   ---------------------------------                                        ----------    ----------
                   Other New York State Agencies (4.0%)
  AAA/AAA          New York State Environmental Facilities Corp., State Water
                     Pollution Control Revenue, Revolving Fund, Pooled Loan,
                     5.900%, 1/15/2018, Continuous Callable 4/20/2009 @ 100,
                     (POL CTL-SRF) ........................................................ $  725,000     $  725,616
   NR/AA-          New York State Thruway Authority Service Contract Revenue,
                     Local Highway & Bridge Services, 4.500%, 4/1/2010,
                     Non Callable .........................................................    580,000        601,014
   NR/AA-          New York State Urban Development Corp., Empire State
                     Development, University Facilities Grants, Series D, 5.000%,
                     1/1/2015, Non Callable ...............................................  1,000,000      1,082,210
    A1/AA-         New York State Urban Development Corp., State Facilities
                     Revenue, 5.700%, 4/1/2010, Non-Callable ..............................  1,000,000      1,048,790
                                                                                                           ----------
                   Total Other New York State Agencies                                                      3,457,630
                                                                                                           ----------
                   Other New York State Bonds (20.1%)
    A3/NR          Albany Housing Authority, Limited Obligation, 6.250%, 10/1/2012,
                     Continuous Callable 4/20/2009 @ 100 ..................................    825,000        825,247
                   Corning, City School District, General Obligation
   AA3/NR            5.000%, 6/15/2012, Non Callable, (FSA) ...............................  1,000,000      1,097,110
   AA3/NR            5.000%, 6/15/2013, Callable 6/15/2012 @ 100, (FSA) ...................    970,000      1,057,087
   AA3/NR            5.000%, 6/15/2014, Callable 6/15/2012 @ 100, (FSA) ...................    600,000        647,136
  AA3/AAA          Erie County, IDA School Facility, City School District Buffalo
                     Project, Series A, 5.750%, 5/1/2025, Callable 5/1/2017
                     @ 100, (FSA) .........................................................  2,000,000      2,073,560
                   Evans, General Obligation
   BAA1/A            6.800%, 4/15/2012, Non Callable, (AMBAC) .............................    225,000        253,370
   BAA1/A            6.800%, 4/15/2013, Non Callable, (AMBAC) .............................    225,000        258,131
    A2/NR          Fayetteville Manlius, Central School District, General Obligation,
                     5.000%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC) ..................    375,000        400,313
  AA1/AAA          Hempstead Town, General Obligation, Series A, 3.000%,
                     8/15/2010, Non Callable ..............................................  2,500,000      2,565,100
                   Ilion, Central School District, General Obligation, Series B
    A2/NR            5.500%, 6/15/2015, Callable 6/15/2012 @ 101, (FGIC) ..................    550,000        587,273
    A2/NR            5.500%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC) ..................    500,000        532,445
    A3/A-          Long Island Power Authority, Electric System Revenue,
                     Series A, 6.000%, 5/1/2033, Callable 5/1/2019 @ 100 ..................    500,000        518,430
     A2/A          Metropolitan Transportation Authority Revenue, Series 2008C,
                     6.500%, 11/15/2028, Callable 11/15/2018 @ 100 ........................  1,500,000      1,643,310
     A2/A          Mount Sinai, Union Free School District, General Obligation,
                     6.200%, 2/15/2012, Non Callable, (AMBAC) .............................  1,065,000      1,189,467
                   North Hempstead, General Obligation, Series B
   AA2/AA-           6.375%, 4/1/2009, Non Callable, (FGIC) ...............................    570,000        572,739

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                            Principal      Fair Value
Credit Ratings**   Municipal Securities -- continued                                      Amount/Shares     (Note 2)
----------------   ---------------------------------                                      ----------       ----------
                   Other New York State Bonds -- continued
   AA2/AA-           6.400%, 4/1/2010, Non Callable, (FGIC) .............................   $  560,000     $   593,807
  AA3/AAA          Oneida County, IDA Civic Facilities, Mohawk Valley Network,
                     St. Luke's Memorial Hospital, 5.000%, 1/1/2013, Callable
                     1/1/2010 @ 101, (FSA) ..............................................    1,640,000       1,664,108
   AA3/NR          Oyster Bay, General Obligation, 5.000%, 3/15/2011,
                     Non Callable, (FSA) ................................................      430,000         460,345
   AA3/NR          Southern Cayuga, Central School District, General Obligation,
                     5.000%, 5/15/2014, Callable 5/15/2012 @ 100, (FSA) .................      400,000         430,656
                                                                                                           -----------
                   Total Other New York State Bonds .....................................                   17,369,634
                                                                                                           -----------
                   Total Municipal Securities (Cost $75,638,902) ........................                   77,307,945
                                                                                                           -----------
                   Short Term Investment (4.6%)(a)
                   Dreyfus New York Municipal Cash Management Fund ......................    4,010,000       4,010,000
                                                                                                           -----------
                   Total Investments (Cost $79,648,902)(b) -- 94.2% .....................                  $81,317,945
                                                                                                           -----------
                   Net Other Assets (Liabilities) -- 5.8% ...............................                    4,963,653
                                                                                                           -----------
                   NET ASSETS -- 100.0% .................................................                  $86,281,598
                                                                                                           ===========

----------
(a)   Variable or Floating Rate  Security.  Rate disclosed is as of February 28,
      2009.
(b) See notes to financial statements for tax unrealized appreciation/depreciation of securities.
** Credit Ratings given by Moody's Investor Service, Inc. and Standard & Poor's Corp., represent ratings as of purchase date. (Unaudited)

AMBAC       Insured as to principal and interest by the American Municipal Bond Insurance Corp.
BOCES       Board of Cooperative Educational Services.
FGIC        Insured as to principal and interest by the Financial Guaranty Insurance Co.
FHA         Insured as to principal and interest by the Federal Housing Administration.
FSA         Insured as to principal and interest by Federal Security Assurance.
IDA         Industrial Development Agency
INS         Insured
MBIA        Insured as to principal and interest by the Municipal Bond Insurance Association.
NR          Security is not rated.
POL CTL-SRF Insured as to principal and interest by the Pollution Control State Revenue Fund.
TCRS        Transferable Custodial Receipts

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

Moody's
Aaa Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

NR Not Rated. In the opinion of the Investment Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

Standard & Poor's
AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

NR Not Rated. In the opinion of the Investment Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      Statement of Assets and Liabilities
                               February 28, 2009

Assets:
  Investments in securities, at fair value (cost $79,648,902) (Note 2) ..............    $81,317,945
  Cash ..............................................................................      4,216,669
  Interest and dividends receivable .................................................        813,767
  Receivable for capital shares issued ..............................................             59
  Prepaid expenses and other assets .................................................         66,521
                                                                                         -----------
     Total Assets ...................................................................     86,414,961

Liabilities:
  Dividends payable ..................................................    $    11,545
  Payable for capital shares redeemed ................................            684
  Advisory fees payable (Note 4) .....................................         26,560
  Administration fees payable (Note 4) ...............................            996
  Transfer agency fees payable (Note 4) ..............................         19,018
  Fund accounting fees payable .......................................             99
  Custodian fees payable .............................................            273
  Compliance services fees payable (Note 4) ..........................          1,504
  Trustees' fees payable .............................................         11,999
  Other accrued expenses .............................................         60,685
                                                                          -----------
  Total Liabilities ................................................................         133,363
                                                                                         -----------
Net Assets .........................................................................     $86,281,598
                                                                                         ===========
Net Assets:
  Capital ..........................................................................     $84,652,119
  Accumulated undistributed net investment income ..................................          10,568
  Accumulated undistributed net realized losses from investments ...................         (50,132)
  Net unrealized appreciation of investments .......................................       1,669,043
                                                                                         -----------
Net Assets .........................................................................     $86,281,598
                                                                                         ===========
Builder Class:
  Net Assets .........................................................    $40,249,715
  Shares of Beneficial Interest Outstanding
     (unlimited shares authorized) ...................................      2,320,791
                                                                          -----------
  Net Asset Value, Offering and Redemption Price per share ...........    $     17.34
                                                                          ===========
Premier Class:
  Net Assets .........................................................    $46,031,883
  Shares of Beneficial Interest Outstanding
     (unlimited shares authorized) ...................................      2,653,934
                                                                          -----------
  Net Asset Value, Offering and Redemption Price per share ...........    $     17.34
                                                                          ===========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                             Statement of Operations
                      For the Year Ended February 28, 2009

Investment Income:
  Interest .........................................................................     $3,484,765
  Dividends ........................................................................         13,618
                                                                                         ----------
     Total Investment Income .......................................................      3,498,383

Expenses:
  Advisory fees (Note 4) .............................................    $  344,469
  Administration fees (Note 4) .......................................       204,791
  Fund accounting fees (Note 4) ......................................        60,408
  Transfer agency fees -- Builder Class (Note 4) .....................        99,262
  Transfer agency fees -- Premier Class (Note 4) .....................        36,379
  Custody fees .......................................................        22,775
  Trustees' fees (Note 4) ............................................        41,714
  Audit fees .........................................................        43,007
  Compliance services fee (Note 4) ...................................        72,376
  Legal fees .........................................................        83,773
  Other fees .........................................................        71,770
                                                                           ---------
     Total Expenses ..................................................     1,080,724
     Less: Custody fee credit ........................................       (22,090)
                                                                           ---------
  Total Net Expenses ...............................................................      1,058,634
                                                                                         ----------
Net Investment Income ..............................................................      2,439,749
                                                                                         ----------
Realized/Unrealized Gain (Loss) on Investments (Notes 2 and 3)
  Net realized losses from investment transactions ...................       (36,367)
  Change in unrealized appreciation/depreciation on investments ......     1,923,448
                                                                           ---------
     Net realized/unrealized gains from investments ................................      1,887,081
                                                                                         ----------
Change in net assets resulting from operations .....................................     $4,326,830
                                                                                         ==========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      Statements of Changes in Net Assets

                                                               Year Ended           Year Ended
                                                            February 28, 2009    February 29, 2008
                                                            -----------------    -----------------
From Investment Activities:
Operations:
  Net investment income ...................................    $ 2,439,749          $ 2,884,393
  Net realized losses from investment transactions ........        (36,367)             (43,534)
  Change in unrealized appreciation/depreciation from
     investment transactions ..............................      1,923,448           (2,926,610)
                                                               -----------          -----------
  Change in net assets resulting from operations ..........      4,326,830              (85,751)
                                                               -----------          -----------
Distributions to Shareholders from:
Net investment income:
  Builder Class ...........................................     (1,112,554)          (1,359,940)
  Premier Class ...........................................     (1,329,543)          (1,597,660)
Net realized gains from investment transactions:
  Builder Class ...........................................             --             (222,248)
  Premier Class ...........................................             --             (245,249)
                                                               -----------          -----------
     Total distributions ..................................     (2,442,097)          (3,425,097)
                                                               -----------          -----------
Change in net assets from capital share transactions ......     (2,186,689)          (4,768,154)
                                                               -----------          -----------
  Change in net assets ....................................       (301,956)          (8,279,002)

Net Assets:
  Beginning of period .....................................     86,583,554           94,862,556
                                                               -----------          -----------
  End of period ...........................................    $86,281,598          $86,583,554
                                                               ===========          ===========
  Accumulated undistributed net investment income .........    $    10,568          $    13,697
                                                               ===========          ===========
Capital Transactions:
Builder Class
  Proceeds from shares issued .............................    $ 1,091,886          $   826,510
  Dividends reinvested ....................................      1,025,405            1,446,247
  Value of shares redeemed ................................     (4,101,366)          (4,269,790)
                                                               -----------          -----------
     Total Builder Class ..................................     (1,984,075)          (1,997,033)
                                                               -----------          -----------
Premier Class
  Proceeds from shares issued .............................        718,885              735,984
  Dividends reinvested ....................................      1,118,450            1,531,526
  Value of shares redeemed ................................     (2,039,949)          (5,038,631)
                                                               -----------          -----------
     Total Premier Class ..................................       (202,614)          (2,771,121)
                                                               -----------          -----------
  Change in net assets from capital share transactions ....    $(2,186,689)         $(4,768,154)
                                                               ===========          ===========
Share Transactions:
Builder Class
  Issued ..................................................         63,477               47,542
  Reinvested ..............................................         59,769               83,198
  Redeemed ................................................       (238,963)            (245,071)
                                                               -----------          -----------
     Total Builder Class Shares ...........................       (115,717)            (114,331)
                                                               -----------          -----------
Premier Class
  Issued ..................................................         41,835               42,377
  Reinvested ..............................................         65,174               88,105
  Redeemed ................................................       (119,655)            (288,649)
                                                               -----------          -----------
     Total Premier Class Shares ...........................        (12,646)            (158,167)
                                                               -----------          -----------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights

These Financial Highlights reflect selected per share data and ratios for a share outstanding of the Fund throughout each period.

                                     Year Ended           Year Ended          Year Ended          Year Ended          Year Ended
                                 February 28, 2009    February 29, 2008   February 28, 2007   February 28, 2006   February 28, 2005
                                 -----------------    -----------------   -----------------   -----------------   -----------------
                                 Builder   Premier    Builder   Premier    Builder  Premier    Builder  Premier   Builder   Premier
                                  Class     Class      Class     Class      Class    Class      Class    Class     Class     Class
                                 -------   -------    --------  -------    -------  -------    -------  -------   --------  -------
Net Asset Value,
   Beginning of Period ......... $ 16.97   $ 16.97    $ 17.64   $ 17.65    $ 17.66  $ 17.66    $ 17.77  $ 17.77   $ 18.12   $ 18.13
                                 -------   -------    -------   -------    -------  -------    -------  -------   -------   -------
Investment Activities:
   Net investment income .......    0.47      0.50       0.54      0.57       0.56     0.59       0.46     0.50      0.41      0.45
   Net realized/unrealized
      gains/(losses) on
      investments ..............    0.37      0.37      (0.57)    (0.58)      0.04     0.05      (0.10)   (0.10)    (0.22)    (0.23)
                                 -------   -------    -------   -------    -------  -------    -------  -------   -------   -------
   Total from Investment
      Operations ...............    0.84      0.87      (0.03)    (0.01)      0.60     0.64       0.36     0.40      0.19      0.22
                                 -------   -------    -------   -------    -------  -------    -------  -------   -------   -------
Distributions:
   Net investment income .......   (0.47)    (0.50)     (0.55)    (0.58)     (0.56)   (0.59)     (0.46)   (0.50)    (0.41)    (0.45)
   Net realized capital gains ..      --        --      (0.09)    (0.09)     (0.06)   (0.06)     (0.01)   (0.01)    (0.13)    (0.13)
                                 -------   -------    -------   -------    -------  -------    -------  -------   -------   -------
   Total distributions .........   (0.47)    (0.50)     (0.64)    (0.67)     (0.62)   (0.65)     (0.47)   (0.51)    (0.54)    (0.58)
                                 -------   -------    -------   -------    -------  -------    -------  -------   -------   -------
Net Asset Value,
   End of Period ............... $ 17.34   $ 17.34    $ 16.97   $ 16.97    $ 17.64  $ 17.65    $ 17.66  $ 17.66   $ 17.77   $ 17.77
                                 =======   =======    =======   =======    =======  =======    =======  =======   =======   =======
Total Return ...................    5.01%     5.19%     (0.20)%   (0.08)%     3.44%    3.70%      2.07%    2.26%     1.11%     1.29%
Ratios/Supplementary Data:
   Net Assets, End of Period
      (in thousands) ........... $40,250   $46,032    $41,336   $45,248    $45,010  $49,853    $48,323  $53,540   $52,222   $56,313
   Ratios of Net Investment
      Income to Average
      Net Assets ...............    2.74%     2.90%      3.07%     3.25%      3.19%    3.39%      2.67%    2.86%     2.32%     2.55%
   Ratios of Net Expenses
      to Average
      Net Assets (b) ...........    1.31%     1.15%      1.30%     1.12%      1.28%    1.08%      1.20%    1.01%     1.18%     0.95%
   Ratios of Expenses
      to Average Net Assets* ...    1.34%     1.18%      1.33%     1.14%      1.30%    1.10%      1.21%    1.02%     1.22%     0.99%
   Portfolio Turnover
      Rate (a) .................   74.67%    74.67%     69.87%    69.87%    134.56%  134.56%     52.14%   52.14%   100.38%   100.38%

----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian or amounts reimbursed by the Administrator.
(a) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(b) Ratio as disclosed reflects the impact of custody fee credits from the custodian. Had the custody credits not been included the impact would have been to increase the ratios by 0.03%, 0.03%, 0.02%, 0.01%, and 0.01%, for the years 2009, 2008, 2007, 2006, and 2005, respectively.

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                         Notes to Financial Statements
                               February 28, 2009

1.    Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares: the Builder Class and the Premier Class. Both classes of shares outstanding bear the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear different transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2.    Significant Accounting Policies:

      The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimated amounts.

Security Valuation

      Tax-exempt securities are valued using prices provided by an independent pricing service approved by the Fund's Board of Trustees. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                               February 28, 2009

      Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

      Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      Level 1 -- quoted prices in active markets for identical securities.

      Level 2 -- other  significant  observable inputs other than level 1 quoted
      prices  (including,   but  not  limited  to,  quoted  prices  for  similar
      securities, interest rates, prepayment speeds, credit risk).

      Level 3 -- significant unobservable inputs.

      Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments:

                                                 Investments in Securities
                                      ------------------------------------------------
                                                         LEVEL 2 --
                                                           Other         LEVEL 3 --
                                                         Significant     Significant
                                       LEVEL 1 --       Observable      Unobservable
Fund Name                             Quoted Prices        Inputs           Inputs
---------                             -------------    -------------    ------------
Empire Builder Tax Free Bond Fund      $4,010,000      $ 77,307,945       $      --
                                       ----------      ------------       ---------
Total                                  $4,010,000      $ 77,307,945       $      --
                                       ==========      ============       =========

New Accounting Pronouncements

      In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management intends to adopt SFAS 161 during the fiscal year ending February 28, 2010. SFAS 161 is not expected to have a significant impact on the Fund's net assets or results of operations.

Security Transactions and Investment Income

      Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                               February 28, 2009

Taxes

      The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute all its tax-exempt and taxable income. By distributing during each calendar year its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal income or excise tax. Therefore, no federal income tax provision is required.

      The Fund complies with FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense.

      For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the last four tax year ends and the interim tax period since then). Further, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions and Dividends

      Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

      The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, gain or loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Determination of Net Asset Value and Allocation of Expenses

      In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the number of shares outstanding. Realized and unrealized gains and losses are allocated based on relative net assets.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                               February 28, 2009

Other

      The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income for the fiscal year ended February 28, 2009. The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

3.    Purchases and Sales of Investment Securities:

      Purchases and sales of investment securities, excluding short-term investments, during the year ended February 28, 2009, amounted to $56,905,410 and $59,546,381, respectively. During the year, there were no purchases or sales of long-term U.S. government securities.

4.    Advisory Fees and Other Related Party Transactions:

      The Fund retains the Adviser to act as investment adviser pursuant to an investment advisory agreement. As compensation for its advisory services, the Adviser receives a fee accrued daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess in average daily net assets over $100,000,000.

      The Adviser has agreed to a reduction of the advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the fiscal year ended February 28, 2009, there was no reduction of advisory fees pursuant to this agreement.

      Citi Fund Services Ohio, Inc. ("Citi Ohio" or the "Administrator") and Citi Fund Services, Inc. ("Citi"), subsidiaries of Citi Investor Services, Inc., serves as the Fund's administrator, transfer agent and fund accountant. Citi Ohio and Citi receive compensation for administration and fund accounting services at a rate of 0.15% and 0.03%, respectively, of average daily net assets of the Fund (subject to certain minimum amounts), including reimbursement for certain expenses incurred. Fees received for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

      Under a Compliance Services Agreement between the Fund and Citi Ohio (the "CCO Agreement"), Citi Ohio makes an employee available to serve as the Fund's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, Citi Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Fund's compliance program, including support services to the CCO. Expenses incurred are reflected in the Statement of Operations as "Compliance services fee". Citi Ohio pays the salary and other compensation earned by any such individuals as employees of Citi Ohio.

      Certain Officers and Trustees of the Fund are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the four non-interested Trustees who serve on both the Board and the Audit Committee are compensated $2,100 in retainer per quarter, a $900 fee for each regularly scheduled meeting and $750 for each special meeting, plus reimbursement for certain expenses. During the year ended February 28, 2009, actual Trustee compensation and reimbursement was $41,714 in total from the Fund.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                               February 28, 2009

5.    Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in the New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

6.    Federal Income Tax Information:

      The tax character of dividends paid to shareholders during the fiscal year ended February 28, 2009 were as follows:

                         Distributions paid from
                         ------------------------
                                                                                           Total
                         Ordinary   Net Long-Term    Total Taxable     Tax Exempt      Distributions
                          Income    Distributions    Distributions    Distributions        Paid*
                         --------   -------------    -------------   --------------    -------------
The Empire Builder Tax
  Free Bond Fund .......   $708         $ --             $708           $2,444,099      $2,444,807

     The tax character of dividends paid to shareholders during the fiscal year ended February 29, 2008 were as follows:

                         Distributions paid from
                         ------------------------
                                                                                           Total
                         Ordinary   Net Long-Term    Total Taxable     Tax Exempt      Distributions
                          Income    Distributions    Distributions    Distributions        Paid*
                         --------   -------------    -------------   --------------    -------------
The Empire Builder Tax
  Free Bond Fund ....... $424,427       $44,538         $468,965       $2,950,370       $3,419,335

----------
* Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

      As of February 28, 2009 the components of accumulated earnings (deficit) on a tax basis were as follows:


                                                 Undistributed                            Accumulated                       Total
                     Undistributed Undistributed   Long-Term                                Capital      Unrealized      Accumulated
                       Ordinary      Tax-Exempt     Capital     Accumulated Distributions     and        Appreciation/    Earnings/
                        Income        Income     (Gains/Losses)   Earnings     Payable    Other Losses (Depreciation)**   (Deficit)
                     ------------- ------------- -------------- ----------- ------------- ------------ ----------------- -----------
The Empire Builder
  Tax Free
  Bond Fund ........    $ --         $22,113         $ --         $22,113     $(11,545)     $(63,864)     $1,682,775     $1,629,479

      As of February 28, 2009, the Empire Builder Tax Free Bond Fund had net capital loss carryforwards of $63,864, which expires 2017. This may be available to offset future realized capital gains.

      As of February 28, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                         Tax      Net Unrealized
                                      Tax Unrealized  Unrealized   Appreciation
                           Tax Cost    Appreciation  Depreciation (Depreciation)
                         ------------ -------------- ------------ --------------
The Empire Builder Tax
  Free Bond Fund ....... $ 79,635,170  $ 2,081,651   $ (398,876)   $ 1,682,775

----------
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax amortization methods for premium and market discount.

            Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Empire Builder Tax Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Empire Builder Tax Free Bond Fund (the "Fund") at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
April 15, 2009

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                               February 28, 2009

Other Information (Unaudited)

Proxy Voting Information

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Commission's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

      The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available without charge on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE MANAGEMENT (Unaudited)


                                                        Independent Trustees

                                                                                                     Number of
                                Positions                                                           Portfolios
                                Held With                                                          Overseen for     Directorships
                               The Empire       Term of                                             The Empire      Held Outside
Name, Address, and             Builder Tax    Office/Length        Principal Occupation(s)          Builder Tax       the Fund
Birthdate                    Free Bond Fund  of time served        During the Past 5 Years        Free Bond Fund       Complex
---------------------------  --------------  -------------- ------------------------------------- --------------  ------------------
EDWARD A. FALKENBERG .......    Trustee          Since      Principal, ACME Real Estate                  1             None
23 Oak Lane                                    June 1989    (1998 to present)
Scarsdale, NY 10583
09/40

EDWARD A. KUCZMARSKI .......    Trustee          Since      Certified Public Accountant,                 1           Director of
Hays & Company                                 April 1984   Managing Partner, Hays & Company                          New York
477 Madison Ave., 10th Flr                                  LLP (1980 to present)                                  Daily Tax-Free
New York, NY 10022                                                                                               Income Fund, Inc.,
11/49                                                                                                            the ISI Fund Group,
                                                                                                                 and 9 Funds within
                                                                                                                  the Reich & Tang
                                                                                                                      Complex

CAROLINE E. NEWELL .........    Trustee          Since      Head, Park Ave. Christian Church             1           Director of
PACCDS                                         April 1984   Day School (2001 to present); Head,                       New York
1010 Park Ave.                                              Le Chateau des Enfants                                 Daily Tax-Free
New York, NY 10028                                          (1991 to present)                                    Income Fund, Inc.
07/40

JOHN P. STEINES, JR. .......    Trustee          Since      Professor of Law, New York University        1           Director of
NYU School of Law, Rm 430                     August 1984   School of Law (1978 to present) and                       New York
40 Washington Square. So.                                   Counsel, Kronish, Lieb, Weiner &                       Daily Tax-Free
New York, NY 10012                                          Hellman (law firm) (2004 to present)                  Income Fund, Inc.
10/48

                                                         Interested Persons

SETH M. GLICKENHAUS* .......    Trustee          Since      General Partner of Glickenhaus & Co.         1              None
546 Fifth Avenue, 7th Floor   Chairman of      April 1984   (1961 to present)
New York, NY 10036-5000        the Board
03/14                        and President

----------
* Mr. Glickenhaus is an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Fund because he is a General Partner of Glickenhaus & Co., the Adviser.

Further information about certain of the Fund's Trustees is available in the Fund's Statement of Additional Information, dated June 27, 2008, which can be obtained upon request, without charge, by calling the Fund's shareholder servicing agent at [(800) 847-5886)].



                                                        Officers of the Fund
MICHAEL J. LYNCH ........... Senior Vice      Indefinite,    Director, Unit Trust Department
546 Fifth Avenue, 7th Floor    President        since        Glickenhaus & Co. (1997 to Present)
New York, NY 10036                            March 1997
07/62

DANIEL J. IGO ..............  Secretary       Indefinite,    Project Manager and Assistant Vice President, Citi Fund Services
100 Summer Street                               since        (2007 to present); Compliance Manager, Citi CCO Compliance
Ste. 1500                                   December 2007    Services (2006 to 2007); Legal Services Manager, Citi Fund
Boston, MA 02110                                             services (2004 to 2006); Manager, State Street Research and
09/70                                                        Management Company (2003 to 2004).

JONATHAN ROSEN .............  Treasurer       Indefinite,    Senior Vice President, Financial Administration, Citi Fund Services
3435 Stelzer Road                               since        Ohio, Inc. (2008 to present); Vice President, Financial Administration,
Columbus, Ohio 43219                        September 2008   Citi Fund Services Ohio, Inc. (2003 to 2008).
02/71

FREDERICK J. SCHMIDT .......     Chief      Since June 2004  Senior Vice President and Chief Compliance Officer, CCO Services of
585 Stewart Avenue             Compliance    Term of Office  Citi Fund Services 2004 to present; Chief Compliance Officer of four
Garden City, NY 11530        and Anti-Money   expires 2009   other investment companies or fund complexes for which CCO Services of
07/59                          Laundering                    Citi Fund Services provides compliance services, 2004 to present;
                               Officer(1)                    President, FJS Associates (regulatory consulting firm) (2002 to 2004).

----------
(1) On March 3, 2009, Mr. Michael J. Nanosky became the Chief Compliance and Anti-Money Laundering Officer for the Fund and will serve for a term of one year. Mr. Nanosky is Vice President and Chief Compliance Officer of CCO Services of Citi Fund Services, Inc. since 2008. Prior to that he was Vice President and Managing Director of Regulatory Compliance of National City Bank -- Allegiant Asset Management from 2004 to 2008 and Assistant Vice President and Director of Fund Administration and Compliance of National City Bank -- Allegiant Asset Management from 2002 to 2004. He is 42 years old.

                      (This page intentionally left blank)

                                     [LOGO]
                                 EMPIRE BUILDER

                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

                                     [LOGO]
                                 EMPIRE BUILDER
                               TAX FREE BOND FUND
                                 Annual Report
                               February 28, 2009

                       Investment Adviser and Distributor
                               Glickenhaus & Co.
                                546 Fifth Avenue
                                   7th Floor
                            New York, New York 10036

                                Fund Accountant
                            Citi Fund Services, Inc.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                        Transfer Agent and Administrator
                         Citi Fund Services Ohio, Inc.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Custodian
                         State Street Bank & Trust Co.
                            800 Pennsylvania Avenue
                                   5th Floor
                        Kansas City, Missouri 64105-1307

                                 Legal Counsel
                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

                             Independent Registered
                             Public Accounting Firm
                           PricewaterhouseCoopers LLP
                               41 S. High Street
                              Columbus, Ohio 43215

                                Customer Service
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of The Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

066466

Item 2. Code of Ethics.

      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

      (b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Edward A. Kuczmarski, who is "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

                           Current Year               Previous Year
                           ------------               -------------
Audit Fees                    $36,000                     $ 35,000

Audit-Related Fees            $ 2,900                     $  2,750

Tax Fees                      $ 9,500                     $  9,000

All Other Fees                $     0                     $      0

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund

By (Signature and Title) /s/ Jonathan Rosen
                         -----------------------------
                             Jonathan Rosen, Treasurer

Date April 27, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Seth M. Glickenhaus
                         ----------------------------------
                             Seth M. Glickenhaus, President

Date April 27, 2009

By (Signature and Title) /s/ Jonathan Rosen
                         ---------------------------
                           Jonathan Rosen, Treasurer

Date April 27, 2009